SWK Holdings Corporation and Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 Item	Jun. 30, 2013	Jun. 30, 2014 Item	Jun. 30, 2013	Dec. 31, 2013 Item	Dec. 31, 2012
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Number of Operating Segments			1		1
Number of Major Customers	3		3
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	4,175,000	3,205,000	4,175,000	5,255,000	4,205,000	3,327,500
Sales [Member] | Customer Concentration Risk [Member]
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Number of Major Customers					3	2
Concentration Risk, Percentage	69.00%	96.00%	71.00%	93.00%	78.00%	89.00%